Borrowings and Debentures (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [Abstract]
Details of borrowings
(1)	Details of borrowings are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Lenders	Interest rate (%)	Amount
Borrowings in local currency
Borrowings from The BOK	The BOK	0.5 ~ 0.8	1,770,726
Borrowings from government funds	Small Enterprise And Market Service and others	0.0 ~ 2.8	1,844,798
Others	The Korea Development Bank and others	0.0 ~ 5.0	6,070,201

Sub-total			9,685,725

Borrowings in foreign currencies(*)
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	(0.3) ~ 8.3	8,566,872
Offshore borrowings in foreign currencies	HSBC, HKG	3.0	34,734

Sub-total			8,601,606

Bills sold	Others	0.0 ~1.6	9,367
Call money	Bank and others	(0.3) ~ 3.5	133,519
Bonds sold under repurchase agreements	Other financial institutions	1.4 ~ 12.7	569,002
Present value discount			(299)

Total			18,998,920

(*)	Included borrowing in foreign currencies under cash flow hedge amounting to 34,443 million Won as of December 31, 2019.

	December 31, 2020
	Lenders	Interest rate (%)	Amount
Borrowings in local currency
Borrowings from The BOK	The BOK	0.3	2,678,120
Borrowings from government funds	Small Enterprise And Market Service and others	0.0 ~ 5.0	2,155,129
Others	The Korea Development Bank and others	0.0 ~ 5.5	7,255,938

Sub-total			12,089,187

Borrowings in foreign currencies
Borrowings in foreign currencies	JPMorgan Chase & Co. and others	(0.4) ~ 7.3	7,573,722
Bills sold	Others	0.0 ~ 0.9	8,924
Call money	Bank and others	(0.3) ~ 3.8	416,370
Bonds sold under repurchase agreements	Other financial institutions	(0.5) ~ 10.6	657,823
Present value discount			(560)

Total			20,745,466

Details of debentures
(2)	Details of debentures are as follows (Unit: Korean Won in millions):

	December 31, 2019		December 31, 2020
	Interest rate (%)	Amount	Interest rate (%)	Amount
Face value of bond(*):
Ordinary bonds	0.0 ~ 4.3	23,207,600	0.8 ~ 4.5	29,623,445
Subordinated bonds	2.1 ~ 5.9	6,732,687	1.9 ~ 5.9	6,955,515
Other bonds	1.2 ~ 17.0	942,421	0.6 ~ 17.0	925,677

Sub-total		30,882,708		37,504,637

Discounts on bonds		(24,653)		(25,279)

Total		30,858,055		37,479,358

(*)

Included debentures under fair value hedge amounting to 3,151,172 million Won and 2,767,208 million Won as of December 31, 2019 and 2020 respectively. Also, debentures under cash flow hedge amounting to 829,082 million Won and 857,531 million Won are included as of December 31, 2019 and 2020 respectively.